Share-Based Compensation - Schedule of Award Activity (Details)				6 Months Ended
	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2024 JPY (¥) ¥ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares
2019 Plan [Member]
Share-Based Compensation [Line Items]
Number of options, Granted (in Shares)
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | ¥ / shares
Weighted- average remaining contractual term, Granted
Aggregate intrinsic Value, Granted (in Yen and Dollars) | ¥
Number of options, Forfeited / Cancelled (in Shares)
Weighted- average exercise price, Forfeited / Cancelled (in Yen per share and Dollars per share) | ¥ / shares
Weighted- average remaining contractual term, Forfeited / Cancelled
Aggregate intrinsic Value, Forfeited / Cancelled (in Yen and Dollars) | ¥
Number of options, Outstanding (in Shares)	1,020,000	1,020,000	1,035,000	1,020,000	1,020,000	1,035,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | (per share)	¥ 2	$ 0.01	¥ 2	¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Outstanding	4 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days	4 years 3 months 18 days	4 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars)	¥ 121.4	$ 0.8	¥ 603	¥ 69.1	$ 0.5	¥ 90.7
Number of options, Vested (in Shares)				1,020,000	1,020,000	1,035,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)				¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Vested				4 years 3 months 18 days	4 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)				¥ 69.1	$ 0.5	¥ 90.7
Number of options, Exercisable (in Shares)				1,020,000		1,035,000	1,020,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)				¥ 2		¥ 2	$ 0.01
Weighted- average remaining contractual term, Exercisable				4 years 3 months 18 days	4 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)				¥ 69.1		¥ 90.7	$ 0.5
2019 Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Number of options, Forfeited / Cancelled (in Shares)				(1,960,000)	(1,960,000)
Weighted- average exercise price, Forfeited / Cancelled (in Yen per share and Dollars per share) | (per share)				¥ 50	$ 0.3
Weighted- average remaining contractual term, Forfeited / Cancelled
Number of options, Exercised (in Shares)
Weighted- average exercise price,Exercised (in Yen per share and Dollars per share) | ¥ / shares
Weighted- average remaining contractual term, Exercised
Number of options, Outstanding (in Shares)	1,960,000	1,960,000	2,000,000			2,000,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | (per share)	¥ 50	$ 0.3	¥ 50			¥ 50
Weighted- average remaining contractual term, Outstanding	5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days			5 years 8 months 12 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars)	¥ 73.4	$ 0.5	¥ 555			¥ 43.2
Number of options, Vested (in Shares)						2,000,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | ¥ / shares						¥ 50
Weighted- average remaining contractual term, Vested						5 years 8 months 12 days
Aggregate intrinsic Value, Vested (in Yen and Dollars) | ¥						¥ 43.2
Number of options, Exercisable (in Shares)						2,000,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | ¥ / shares						¥ 50
Weighted- average remaining contractual term, Exercisable						5 years 8 months 12 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars) | ¥						¥ 43.2